Acquisition costs and other expenditure from continuing operations (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2021 $m	2020 $m	2019 $m
Acquisition costs incurred for insurance policiesnote (iii)	(2,089)	(2,080)	(3,104)
Acquisition costs deferred	848	617	616
Amortisation of acquisition costsnote (iii)	(343)	(308)	(257)
Administration costs and other expenditure (net of other reinsurance commission)notes (i)(ii)(iii)(iv)	(3,128)	(2,433)	(2,962)
Movements in amounts attributable to external unit holders of consolidated investment funds	152	(447)	(201)
Total acquisition costs and other expenditure from continuing operations	(4,560)	(4,651)	(5,908)

Notes

(i)	Included in total administration costs and other expenditure from continuing operations is depreciation of property, plant and equipment of $(169) million (2020: $(186) million; 2019: $(186) million), of which $(123) million (2020: $(134) million; 2019: $(126) million) relates to the right-of-use assets recognised under IFRS 16. The 2020 amount also included a credit of $770 million for the commission arising from the reinsurance transaction entered into by the Hong Kong business during the year.
(ii)	Administration costs and other expenditure from continuing operations includes fee expenses relating to financial liabilities held at amortised cost and are part of the determination of the effective interest rate.
(iii)	Total depreciation and amortisation expense from continuing operations are included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure’ and ‘Amortisation of acquisition costs’ and relates primarily to amortisation of DAC of insurance contracts and distribution rights intangibles. The segmental analysis of depreciation and amortisation is shown below.

	2021 $m	2020 $m	2019 $m
Hong Kong	(123)	(158)	(127)
Indonesia	(51)	(34)	(16)
Malaysia	(56)	(37)	(36)
Singapore	(162)	(144)	(90)
Growth markets and other	(390)	(301)	(374)
Eastspring	(17)	(16)	(14)
Total segment	(799)	(690)	(657)
Unallocated to a segment (central operations)	(31)	(35)	(28)
Total depreciation and amortisation from continuing operations	(830)	(725)	(685)

(iv)

Interest expense is included in ‘Administration costs and other expenditure’ other than interest on core structural borrowings that is presented separately on the income statement as finance costs. Interest expense of the central operations amounted to $(331) million (2020: $(334) million; 2019: $(523) million) comprising $(328) million (2020: $(316) million; 2019: $(496) million) of interest on core structural borrowings and $(3) million of interest on lease liabilities (2020: $(4) million; 2019: $(2) million) and nil (2020: $(14) million; 2019: $(25) million) of interest on other operational borrowings. The interest expense of the other segments of $(10) million (2020: $(13) million; 2019: $(13) million) comprises wholly of interest on lease liabilities and is distributed evenly across these segments.

Schedule of segmental analysis of depreciation and amortisation

	2021 $m	2020 $m	2019 $m
Hong Kong	(123)	(158)	(127)
Indonesia	(51)	(34)	(16)
Malaysia	(56)	(37)	(36)
Singapore	(162)	(144)	(90)
Growth markets and other	(390)	(301)	(374)
Eastspring	(17)	(16)	(14)
Total segment	(799)	(690)	(657)
Unallocated to a segment (central operations)	(31)	(35)	(28)
Total depreciation and amortisation from continuing operations	(830)	(725)	(685)

Schedule of average number of staff employed

	2021	2020	2019
Asia and Africa operationsnote (i)	13,237	12,949	14,206
Head office functionnote (ii)	600	657	784
Total continuing operations	13,837	13,606	14,990
Discontinued US operationsnote (iii)	3,306	3,650	4,014
Discontinued UK and Europe operationsnote (iii)	—	—	5,672
Total Group	17,143	17,256	24,676

Notes

(i)	The Asia and Africa operations staff numbers above exclude 440 (2020: 502; 2019: 346) commission-based sales staff who have an employment contract with the Company.
(ii)	The ‘Head office function’ staff numbers include staff based in London and Hong Kong.
(iii)	Average staff numbers of the discontinued operations were for the period up to the demerger in respective years.

Schedule of costs of employment

	2021 $m			2020 $m			2019 $m
			Group			Group			Group
	Continuing	Discontinued*	total	Continuing	Discontinued*	total	Continuing	Discontinued*	total
Wages and salaries	973	511	1,484	917	619	1,536	815	1,193	2,008
Social security costs	42	22	64	41	26	67	25	96	121
Defined benefit schemes	—	—	—	—	—	—	(91)	(5)	(96)
Defined contribution schemes	42	29	71	42	34	76	37	73	110
Total Group*	1,057	562	1,619	1,000	679	1,679	786	1,357	2,143
*	Total costs of employment in the table above include staff costs of the discontinued operations for the period up to the demerger in respective years.

Schedule of movement in outstanding options and awards

							Awards outstanding under
	Options outstanding under SAYE schemes						incentive plans
	2021		2020		2019		2021	2020	2019
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise
	of options	price	of options	price	of options	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	2.3	11.86	3.8	12.38	4.9	12.10	40.6	33.0	32.8
Granted	0.4	11.90	0.4	9.64	0.6	11.13	5.2	20.2	13.4
Modification	0.1	11.77	—	—	0.3	11.95	0.7	—	4.3
Exercised	(0.7)	12.58	(0.9)	11.44	(1.7)	10.87	(8.6)	(10.3)	(9.8)
Forfeited	—	11.11	—	14.27	—	12.87	(3.1)	(1.5)	(2.5)
Cancelled	(0.1)	11.51	(0.1)	12.55	(0.1)	12.82	(0.1)	(0.1)	(0.7)
Lapsed/Expired	—	12.88	(0.9)	13.28	(0.1)	12.93	(0.6)	(0.7)	(1.0)
Jackson awards derecognised on demerger	—	—	—	—	—	—	(9.5)	—	—
M&G plc awards derecognised on demerger	—	—	—	—	(0.1)	13.37	—	—	(3.5)
Balance at end of year	2.0	11.61	2.3	11.86	3.8	12.38	24.6	40.6	33.0
Options immediately exercisable at end of year	0.2	12.26	0.5	12.64	0.9	11.33

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Between £9 and £10	0.4	0.4	—	3.2	4.2	—	9.64	9.64	—	—	—	—	—	—	—
Between £11 and £12	1.2	1.2	2.4	2.7	2.2	2.0	11.38	11.11	11.19	0.1	0.3	0.9	11.04	11.11	11.33
Between £13 and £14	0.2	0.3	0.3	1.6	2.2	3.2	13.94	13.94	13.94	0.1	—	—	13.94	—	—
Between £14 and £15	0.2	0.4	1.1	1.4	1.3	2.0	14.55	14.55	14.55	—	0.2	—	—	14.55	—
Weighted average	2.0	2.3	3.8	2.6	2.4	2.1	11.61	11.86	12.38	0.2	0.5	0.9	12.26	12.64	11.33

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2021			2020			2019
								SAYE options
								Granted in	Granted in
	Prudential	SAYE	Other	Prudential	SAYE	Other	Prudential	October	November	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards	LTIP (TSR)	2019	2019	awards
Dividend yield (%)	—	0.81	—	—	3.45	—	—	3.66	2.10	—
Expected volatility (%)	26.69	22.31	—	41.08	27.55	—	22.14	25.58	23.92	—
Risk-free interest rate (%)	0.36	1.18	—	0.39	0.27	—	0.97	0.31	1.60	—
Expected option life (years)	—	4.50	—	—	3.92	—	—	3.96	3.47	—
Weighted average exercise price (£)	—	14.76	—	—	10.74	—	—	11.12	11.18	—
Weighted average share price at grant date (£)	15.11	11.90	—	10.49	9.64	—	16.07	13.94	13.77	—
Weighted average fair value at grant date (£)	7.70	4.13	14.79	4.93	1.95	10.54	6.32	2.90	3.35	15.39

Schedule of key management remuneration

	2021 $m	2020 $m	2019 $m
Salaries and short-term benefits	29.3	20.0	25.2
Post-employment benefits	1.4	1.2	1.5
Share-based payments	14.0	14.6	13.1
Payments on separation	23.5	—	—
	68.2	35.8	39.8

Schedule of fees payable to the auditor

	2021 $m	2020 $m	2019 $m
Audit of the Company's annual accounts	2.4	2.3	2.2
Audit of subsidiaries pursuant to legislation	5.9	9.2	9.5
Audit fees payable to the auditor	8.3	11.5	11.7
Audit-related assurance servicesnote (i)	4.5	3.5	5.7
Other assurance services	1.1	0.7	5.7
Services relating to corporate finance transactions	1.6	0.3	7.3
Non-audit fees payable to the auditor	7.2	4.5	18.7
Total fees payable to the auditor	15.5	16.0	30.4

Analysed into:
Fees payable to the auditor attributable to continuing operations:
One-off non-audit services associated with demerger of the US operations and public offeringnote (ii)	1.9	0.4	—
Non-audit services associated with the demerger of the UK and Europe operationsnote (iii)	—	—	11.7
Other audit and non-audit services	11.3	9.5	15.3
	13.2	9.9	27.0
Fees payable to the auditor attributable to discontinued US operations	2.3	6.1	—
Non-audit services associated with the demerger of the UK and Europe operations	—	—	3.4
	15.5	16.0	30.4

Notes

(i)

Of the audit-related assurance service fees of $4.5 million in 2021 (2020: $3.5 million; 2019: $5.7 million), $0.6 million (2020: $0.7 million; 2019: £1.1 million) relates to services that are required by law and regulation.

(ii)

Of the $1.9 million one-off non-audit services fees associated with the demerger of the US operations and the public offering in Hong Kong in 2021, $0.1 million was for audit-related assurance and $0.1 million for other assurance services required by law and regulation.

(iii)

Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services required by regulation and $7.3 million was for services relating to corporate finance transactions.

(iv)

In addition to the amounts shown above, in 2019 there were fees incurred by pension schemes of $0.1 million for audit services. These pension schemes were transferred to the discontinued UK and Europe operations (M&G plc) in 2019 as part of the demerger.